Condensed Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Previously Reported Convertible Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Other Comprehensive (Loss)	Previously Reported Accumulated Deficit	Previously Reported	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss)	Accumulated Deficit	Total
Retroactive application of reverse capitalization (Note 3)	$ (51,452,000)	$ 1,000	$ 51,451,000			$ 51,452,000
Retroactive application of reverse capitalization (Note 3) (in shares)	(12,075,976)	6,761,598
Balance at Dec. 31, 2020	$ 51,452,000		94,572,000	$ (2,000)	$ (143,112,000)	(48,542,000)	$ 1,000	$ 146,023,000	$ (2,000)	$ (143,112,000)	$ 2,910,000
Balance (in shares) at Dec. 31, 2020	12,075,976	2,056,497					8,818,095
Unrealized loss on marketable securities									2,000		2,000
Stock-based compensation								302,000			302,000
Exercise of stock options								3,000			3,000
Exercise of stock options (in shares)							697
Exercise of warrants								17,000			17,000
Exercise of warrants (in shares)							3,488
Net loss										(23,014,000)	(23,014,000)
Balance at Dec. 31, 2021	$ 51,452,000		94,894,000		(166,126,000)	(71,232,000)	$ 1,000	146,345,000		(166,126,000)	(19,780,000)
Balance (in Shares) at Dec. 31, 2021	12,075,976	2,185,297					8,822,280
Retroactive application of reverse capitalization (Note 3)	$ (51,452,000)	$ 1,000	51,451,000			51,452,000
Retroactive application of reverse capitalization (Note 3) (in shares)	(12,075,976)	6,636,983
Stock-based compensation								70,000			70,000
Exercise of stock options								25,000			25,000
Exercise of stock options (in shares)							5,696
Exercise of warrants								230,000			230,000
Exercise of warrants (in shares)							68,588
Proceeds from private placement financing								25,262,000			25,262,000
Proceeds from private placement financing (in shares)							1,240,169
Net loss										(5,729,000)	(5,729,000)
Balance at Mar. 31, 2022							$ 1,000	171,932,000		(171,855,000)	78,000
Balance (in Shares) at Mar. 31, 2022							10,136,733
Balance at Dec. 31, 2021	$ 51,452,000		94,894,000		(166,126,000)	(71,232,000)	$ 1,000	146,345,000		(166,126,000)	(19,780,000)
Balance (in shares) at Dec. 31, 2021	12,075,976	2,185,297					8,822,280
Net loss											(13,576,000)
Balance at Jun. 30, 2022							$ 2,000	249,206,000		(179,702,000)	69,506,000
Balance (in Shares) at Jun. 30, 2022							20,187,140
Balance at Dec. 31, 2021	$ 51,452,000		94,894,000		(166,126,000)	(71,232,000)	$ 1,000	146,345,000		(166,126,000)	(19,780,000)
Balance (in shares) at Dec. 31, 2021	12,075,976	2,185,297					8,822,280
Unrealized loss on marketable securities									(8,000)		(8,000)
Stock-based compensation								3,375,000			3,375,000
Exercise of stock options								121,000			121,000
Exercise of stock options (in shares)							27,848
Exercise of warrants								79,000			79,000
Exercise of warrants (in shares)							73,238
Proceeds from private placement financing							$ 1,000	101,632,000			101,633,000
Proceeds from private placement financing (in shares)							11,255,184
Shares issued pursuant to consulting agreement								38,000			38,000
Shares issued pursuant to consulting agreement (in shares)							9,300
Issuance of warrants pursuant to debt financing								178,000			178,000
Other								506,000			506,000
Net loss										(33,608,000)	(33,608,000)
Balance at Dec. 31, 2022	$ 165,923,000		86,353,000	(8,000)	(199,734,000)	(113,389,000)	$ 2,000	252,274,000	(8,000)	(199,734,000)	52,534,000
Balance (in Shares) at Dec. 31, 2022	35,694,179	2,522,214					20,187,850
Balance at Mar. 31, 2022							$ 1,000	171,932,000		(171,855,000)	78,000
Balance (in shares) at Mar. 31, 2022							10,136,733
Stock-based compensation								219,000			219,000
Exercise of stock options								92,000			92,000
Exercise of stock options (in shares)							21,442
Exercise of warrants								(151,000)			(151,000)
Exercise of warrants (in shares)							4,650
Proceeds from private placement financing							$ 1,000	76,392,000			76,393,000
Proceeds from private placement financing (in shares)							10,015,015
Shares issued pursuant to consulting agreement								38,000			38,000
Issuance of warrants pursuant to debt financing								178,000			178,000
Issuance of warrants pursuant to debt financing (in shares)							9,300
Other								506,000			506,000
Net loss										(7,847,000)	(7,847,000)
Balance at Jun. 30, 2022							$ 2,000	249,206,000		(179,702,000)	69,506,000
Balance (in Shares) at Jun. 30, 2022							20,187,140
Retroactive application of reverse capitalization (Note 3)	$ (165,923,000)	$ 2,000	165,921,000			165,923,000
Retroactive application of reverse capitalization (Note 3) (in shares)	(35,694,179)	17,665,636
Balance at Dec. 31, 2022	$ 165,923,000		86,353,000	(8,000)	(199,734,000)	(113,389,000)	$ 2,000	252,274,000	(8,000)	(199,734,000)	52,534,000
Balance (in shares) at Dec. 31, 2022	35,694,179	2,522,214					20,187,850
Effect of Merger and recapitalization (refer to Note 3)							$ 1,000	54,301,000			54,302,000
Effect of Merger and recapitalization (refer to Note 3) (in shares)							11,422,741
Reclassification of Legacy Orchestra common stock warrants to stockholders' equity								2,373,000			2,373,000
Unrealized loss on marketable securities									(27,000)		(27,000)
Stock-based compensation								1,489,000			1,489,000
Exercise of stock options							$ 2,325	10,000			10,000
Exercise of warrants							128,231	11,000			11,000
Net loss										(10,940,000)	(10,940,000)
Balance at Mar. 31, 2023							$ 3,000	310,458,000	(35,000)	(210,674,000)	99,752,000
Balance (in Shares) at Mar. 31, 2023							31,741,147
Balance at Dec. 31, 2022	$ 165,923,000		$ 86,353,000	$ (8,000)	$ (199,734,000)	$ (113,389,000)	$ 2,000	252,274,000	(8,000)	(199,734,000)	52,534,000
Balance (in shares) at Dec. 31, 2022	35,694,179	2,522,214					20,187,850
Unrealized loss on marketable securities											(88,000)
Net loss											(22,986,000)
Balance at Jun. 30, 2023							$ 4,000	312,251,000	(96,000)	(222,720,000)	89,439,000
Balance (in Shares) at Jun. 30, 2023							35,743,007
Balance at Mar. 31, 2023							$ 3,000	310,458,000	(35,000)	(210,674,000)	99,752,000
Balance (in shares) at Mar. 31, 2023							31,741,147
Issuance of shares in settlement of earnout							$ 1,000				1,000
Issuance of shares in settlement of earnout (in shares)							3,999,987
Unrealized loss on marketable securities									(61,000)		(61,000)
Stock-based compensation								1,707,000			1,707,000
Exercise of stock options								64,000			64,000
Exercise of stock options (in shares)							15,500
Exercise of warrants								22,000			22,000
Exercise of warrants (in shares)							32,279
Forfeiture of restricted stock awards (in shares)							(45,906)
Net loss										(12,046,000)	(12,046,000)
Balance at Jun. 30, 2023							$ 4,000	$ 312,251,000	$ (96,000)	$ (222,720,000)	$ 89,439,000
Balance (in Shares) at Jun. 30, 2023							35,743,007